                       STATE STREET EQUITY 500 INDEX FUND
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2002
                                   (UNAUDITED)

STATE STREET EQUITY 500 INDEX FUND CLASS A

GROWTH OF A $10,000 INVESTMENT (a)

                            [LINE GRAPH PLOT POINTS]

                          State Street Equity 500
                            Index Fund Class A*           S&P 500 Index **(b)
                          -----------------------         -------------------
 4/18/2001                        10,000                        10,000
12/31/2001                         9,703                         9,727
 6/30/2002                         8,422                         8,447


                           INVESTMENT PERFORMANCE (a)
                For the Period Ended June 30, 2002  (Unaudited)

                                                                                 Total Return
                              Total Return                 Total Return          Average Annualized Since
                              For the six months ended     One year ended        Commencement of Operations
                              June 30, 2002                June 30, 2002         (April 18, 2001)
                              ------------------------     --------------        --------------------------
State Street Equity 500
     Index Fund Class A       -13.20% (c)                  -18.15%               -13.28%
S&P 500 Index                 -13.16% (c)                  -17.99%               -13.15%

(a) Total returns and performance graph information represent past performance and are not indicative of future results. Investment return and principal value of an investment will fluctuate so that an investor's share, when redeemed, may be worth more or less than its original cost.

(b) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general.

(c)      Not annualized.

STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

ASSETS
   Investment in State Street Equity 500 Index Portfolio, at value (Note 1)   $ 150,865,850

LIABILITIES

   Payable for fund shares repurchased                                              286,660
   Administration fees payable                                                        6,374
   Distribution fees payable                                                         19,121
                                                                              -------------
                                                                                    312,155
                                                                              -------------
NET ASSETS                                                                    $ 150,553,695
                                                                              =============
NET ASSETS CONSIST OF:
   Paid-in Capital                                                            $ 194,013,366
   Undistributed net investment income                                            1,003,777
   Accumulated net realized loss                                                (22,297,729)
   Net unrealized depreciation on investments and futures contracts             (22,165,719)
                                                                              -------------
NET ASSETS                                                                    $ 150,553,695
                                                                              =============

CLASS A SHARES:
   Shares of beneficial interest outstanding                                     18,039,355
   Offering, net asset value, and redemption price per share                  $        8.35
                                                                              =============

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2002 (UNAUDITED)

INCOME
   Dividend income allocated from Portfolio * (Note 2)                          $  1,163,210
   Interest income allocated from Portfolio (Note 2)                                  43,265
   Expenses allocated from Portfolio (Note 3)                                        (37,310)
                                                                                ------------
                                                                                   1,169,165
                                                                                ------------
EXPENSES
   Distribution fees (Note 3)                                                        123,936
   Administration fees (Note 3)                                                       41,386
                                                                                ------------
                                                                                     165,322
                                                                                ------------
NET INVESTMENT INCOME                                                             1,003,843
                                                                                ------------
REALIZED AND UNREALIZED LOSS
Net realized loss allocated from Portfolio on:
   Investments                                                                       (28,499)
   Futures                                                                          (396,132)
                                                                                ------------
                                                                                    (424,631)
                                                                                ------------
Change in unrealized depreciation allocated from Portfolio on:
   Investments                                                                   (23,493,285)
   Futures                                                                          (151,835)
                                                                                ------------
                                                                                 (23,645,120)
                                                                                ------------
Net realized and unrealized loss on investments                                  (24,069,751)
                                                                                ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                      $(23,065,908)
                                                                                ============

* Net of withholding taxes allocated from Portfolio of $7,283.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                    For the Period
                                                                         Ended         For the Period
                                                                        6/30/02            Ended
                                                                      (Unaudited)        12/31/01*
                                                                    -------------     -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income                                            $   1,003,843     $   1,400,045
   Net realized loss on investments                                      (424,631)       (8,051,341)
   Change in unrealized appreciation (depreciation)                   (23,645,120)        1,479,401
                                                                    -------------     -------------
   Net decrease in net assets resulting from operations               (23,065,908)       (5,171,895)
                                                                    -------------     -------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
   Net investment income                                                       --        (1,463,861)
                                                                    -------------     -------------
     Total Distributions                                                       --        (1,463,861)
                                                                    -------------     -------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS
   Shares sold                                                          9,365,430       184,349,062
   Reinvestment of distributions                                               --         1,463,861
   Shares Redeemed                                                     (7,520,319)       (7,402,675)
                                                                    -------------     -------------
     Net increase from capital share transactions                       1,845,111       178,410,248
                                                                    -------------     -------------
   Net increase (decrease) in net assets                              (21,220,797)      171,774,492
NET ASSETS, BEGINNING OF PERIOD                                       171,774,492                --
                                                                    -------------     -------------
NET ASSETS, END OF PERIOD                                           $ 150,553,695     $ 171,774,492
                                                                    =============     =============
Undistributed (distributions in excess of) net investment income    $   1,003,777     $         (66)
                                                                    =============     =============

CHANGES IN SHARES:
   Shares sold                                                          1,007,032        18,484,437
   Reinvestment of distributions                                               --           152,645
   Shares Redeemed                                                       (821,072)         (783,687)
                                                                    -------------     -------------
     Net increase in shares                                               185,960        17,853,395
                                                                    =============     =============

* The Fund commenced operations on April 18, 2001.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS
FOR A CLASS A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD

                                                                                Period
                                                                                 Ended             Period
                                                                                6/30/02            Ended
                                                                              (Unaudited)       12/31/01(a)
                                                                             ------------      ------------
PER SHARE OPERATING PERFORMANCE (b):
NET ASSET VALUE, BEGINNING OF PERIOD                                         $       9.62      $      10.00
                                                                             ------------      ------------
INVESTMENT OPERATIONS:
    Net investment income                                                            0.06              0.08
    Net realized and unrealized loss on investments and futures contracts           (1.33)            (0.38)
                                                                             ------------      ------------
     Total from investment operations                                               (1.27)            (0.30)
                                                                             ------------      ------------
LESS DISTRIBUTIONS FROM:
    Net investment income                                                              --             (0.08)
                                                                             ------------      ------------
     Total distributions                                                               --             (0.08)
                                                                             ------------      ------------
    Net decrease in net assets                                                      (1.27)            (0.38)
                                                                             ------------      ------------
NET ASSET VALUE, END OF PERIOD                                               $       8.35      $       9.62
                                                                             ============      ============
TOTAL RETURN (c) (d)                                                               (13.20)%           (2.97)%
                                                                             ============      ============
RATIOS AND SUPPLEMENTARY DATA:
    Net Assets, End of Period (000s)                                         $    150,554      $    171,774
    Ratios to average net assets (e):
     Operating Expenses                                                             0.245%            0.245%
     Net investment income                                                           1.21%             1.18%
    Portfolio turnover rate (c)                                                         5%               14%

----------

(a)      The fund commenced operations on April 18, 2001.

(b) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio.

(c)      Not Annualized

(d) Results represent past performance and are not indicative of future results.

(e)      Annualized.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)


1. ORGANIZATION

The State Street Institutional Investment Trust (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following six funds: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street MSCI(R) EAFE(R) Index Fund, the State Street Aggregate Bond Index Fund, and the State Street Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Equity 500 Index Fund (the "Fund").

The Fund commenced operations on April 18, 2001. As of June 30, 2002, the Fund was the only series of the Trust that had commenced operations. The Fund offers both Class A and Class B shares. Only Class A shares have been issued to date.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Portfolio"). The investment objective and policies of the Portfolio are the same as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (6.758% at June 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION - The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis. Net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized and unrealized gains and losses from security transactions consist of the Fund's pro-rata share of the Portfolio's realized and unrealized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. In addition, the Fund accrues its own expenses.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2002 (UNAUDITED)


DIVIDENDS AND DISTRIBUTIONS - Dividends, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

FEDERAL INCOME TAXES - The Fund intends to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These book tax differences are primarily due to wash sales.

At December 31, 2001 the Fund generated a capital loss carry forward in the amount of $18,165,550. This capital loss may be utilized to offset any net realized capital gains until the expiration date of December 31, 2009.

3. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio pays an advisory fee of 0.045% of its average daily net assets to SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street Bank & Trust Company ("State Street"), for SSgA's services as the investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses). For the period from January 1, 2002 through June 30, 2002, the Fund's pro-rata share of theses expenses amounted to $37,310. State Street is also the administrator for the Fund, the custodian for the Fund's assets, and serves as the transfer agent to the Fund. As compensation for its services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Fund, including ordinary legal and audit expenses), State Street receives a fee at an annual rate of 0.05% of average daily net assets of the Fund. Under this arrangement, the Fund's expenses for the period from January 1, 2002 through June 30, 2002, such fees amounted to $41,386.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2002 (UNAUDITED)


The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act, (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Fund may compensate its distributor (or others) in connection with the distribution of Class A and Class B shares and for services provided to the Fund's shareholders. The Rule 12b-1 Plan calls for payments at an annual rate of up to 0.25% of daily average net assets for Class B shares of the Fund, and an annual rate of up to 0.15% of daily average net assets for Class A shares of the Fund. For the period from January 1, 2002 through June 30, 2002, the Fund made payments pursuant to the Rule 12b-1 plan in the amount of $123,936.

ALPS Distributors, Inc. serves as Distributor (the "Distributor") pursuant to a Distribution Agreement with the Trust. The Fund does not pay the Distributor for its services.

                    STATE STREET EQUITY 500 INDEX PORTFOLIO
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2002
                                   (UNAUDITED)

STATE STREET EQUITY 500 INDEX PORTFOLIO

GROWTH OF A $10,000 INVESTMENT(a)

                            [LINE GRAPH PLOT POINTS]

                          State Street Equity 500
                              Index Portfolio*            S&P 500 Index **(b)
                          -----------------------         -------------------
 3/1/2000                         10,000                        10,000
 6/30/2000                        10,683                        10,686
12/31/2001                         9,759                         9,755
 6/30/2001                         9,090                         9,102
12/31/2001                         8,587                         8,597
 6/30/2002                         7,388                         7,395


                           INVESTMENT PERFORMANCE (a)
                 For the Period Ended June 30, 2002 (Unaudited)

                                                                                                             Total Return
                                                Total Return                Total Return         Average Annualized Since
                                    For the Six Months Ended              One year ended       Commencement of Operations
                                                June 30,2002               June 30, 2002                  (March 1, 2000)
                                    ------------------------              --------------       --------------------------
State Street Equity 500
  Index Portfolio                               -13.19% (c)                -17.99%                               -12.17%
S&P 500 Index (b)                               -13.16% (c)                -17.99%                               -12.13%

(a) Total returns and performance graph information represent past performance and are not indicative of future results. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost.

(b) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general.

(c)      Not annualized.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)

                                               Market
                                               Value
                                 Shares        (000)
                                 ------        -----
COMMON STOCKS - 98.3%
AEROSPACE - 1.7%
Boeing Co.                        202,446    $  9,110
General Dynamics Corp.             48,973       5,208
Lockheed Martin Corp.             109,052       7,579
Northrop Grumman Corp.             27,024       3,378
Raytheon Co.                       94,577       3,854
Rockwell Collins, Inc.             42,687       1,171
United Technologies Corp.         114,101       7,747
                                             --------
                                               38,047
                                             --------

BASIC INDUSTRIES - 4.1%
3M Co.                             94,244      11,592
Air Products & Chemicals,
   Inc                             55,085       2,780
Alcan, Inc.                        77,034       2,890
Alcoa, Inc.                       204,327       6,774
Allegheny Technologies, Inc.       18,354         290
American Standard Cos.,
   Inc. (a)                        17,400       1,307
Barrick Gold Corp.                127,809       2,427
Bemis Co., Inc.                    12,353         587
Boise Cascade Corp.                12,866         444
Dow Chemical Co.                  220,653       7,586
Du Pont (E.I.) de Nemours &
   Co                             240,329      10,671
Eastman Chemical Co.               18,007         845
Engelhard Corp.                    30,524         864
Freeport-McMoRan Copper &
   Gold, Inc.
   Class B (a)                     33,571         599
Goodrich Co.                       24,067         658
Great Lakes Chemical Corp.         11,227         297
Hercules, Inc. (a)                 25,142         292
Illinois Tool Works, Inc.          73,854       5,044
Inco, Ltd. (a)                     42,487         962
International Paper Co.           118,202       5,151
Kimberly-Clark Corp.              125,488       7,780
Marathon Oil Corp.                 75,419       2,045
MeadWestvaco Corp.                 47,359       1,589
Newmont Mining Corp.               94,685       2,493
Nucor Corp.                        18,132       1,179
Phelps Dodge Corp.                 21,428         883
Placer Dome, Inc.                  76,475    $    857
Plum Creek Timber Co., Inc.        43,500       1,336
PPG Industries, Inc.               40,795       2,525
Praxair, Inc.                      39,225       2,235
Rohm & Haas Co.                    53,913       2,183
Sealed Air Corp. (a)               19,518         786
Sigma Aldrich Corp.                17,660         886
Temple-Inland, Inc.                13,737         795
United States Steel Corp.          20,730         412
Waters Corp. (a)                   30,900         825
Worthington Industries, Inc.       19,912         360
                                             --------
                                               91,229
                                             --------

CAPITAL GOODS - 5.0%
Allied Waste Industries,
   Inc. (a)                        45,968         441
Ball Corp.                         12,876         534
Boston Scientific Corp. (a)        97,121       2,848
Caterpillar, Inc.                  84,299       4,126
Crane Co.                          13,947         354
Cummins, Inc.                       9,490         314
Deere & Co.                        56,806       2,721
Dover Corp.                        49,823       1,744
Emerson Electric Co.              101,738       5,444
General Electric Co.            2,398,557      69,678
Grainger W.W., Inc.                22,050       1,105
HCA, Inc.                         124,537       5,916
Ingersoll-Rand Co. Class A         40,033       1,828
ITT Industries, Inc.               22,183       1,566
Johnson Controls, Inc.             20,843       1,701
Millipore Corp.                    10,882         348
Pall Corp.                         28,158         584
Parker-Hannifin Corp.              27,942       1,335
TRW, Inc.                          30,192       1,720
Tyco International, Ltd.          487,240       6,583
                                             --------
                                              110,890
                                             --------

CONSUMER BASICS - 21.4%
Abbott Laboratories               376,670      14,182
Aetna, Inc.                        34,148       1,638
Albertson's, Inc.                  98,243       2,992
Allergan, Inc.                     31,793       2,122
AmerisourceBergen Corp.            25,477       1,936
Amgen, Inc. (a)                   251,368      10,527

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2002 (UNAUDITED)

                                               Market
                                               Value
                                 Shares        (000)
                                 ------        -----
CONSUMER BASICS - (CONTINUED)
Archer-Daniels-Midland Co.         160,429    $  2,052
Bard (C.R.), Inc.                   11,859         671
Bausch & Lomb, Inc.                 12,386         419
Baxter International,Inc           144,305       6,414
Becton, Dickinson & Co.             62,945       2,168
Biogen, Inc. (a)                    34,940       1,448
Biomet, Inc.                        65,694       1,781
Black & Decker Corp.                18,888         910
Bristol-Myers Squibb Co.           467,791      12,022
Campbell Soup Co.                   98,053       2,712
Cardinal Health, Inc.              109,839       6,745
Chiron Corp. (a)                    45,958       1,624
Clorox Co.                          56,546       2,338
Coca-Cola Co.                      599,456      33,570
Coca-Cola Enterprises, Inc.        107,492       2,373
Colgate-Palmolive Co.              132,406       6,627
ConAgra Foods, Inc.                128,827       3,562
Corning, Inc.                      225,187         799
Costco Wholesale Corp. (a)         111,099       4,289
CVS Corp.                           95,571       2,924
Forest Laboratories, Inc. (a)       44,040       3,118
General Mills, Inc.                 89,840       3,960
Genzyme Corp. (a)                   52,800       1,016
Gillette Co.                       255,063       8,639
H.J. Heinz Co.                      84,607       3,477
Health Management
   Associates, Inc.
   Class A (a)                      57,700       1,163
HEALTHSOUTH Corp. (a)               94,809       1,213
Hershey Foods Corp.                 33,595       2,100
Humana, Inc. (a)                    39,643         620
Immunex Corp. (a)                  131,600       2,939
Johnson & Johnson                  726,744      37,980
Kellogg Co.                         97,458       3,495
King Pharmaceuticals,
   Inc. (a)                         58,991       1,313
Kroger Co. (a)                     192,619       3,833
Lilly (Eli) & Co.                  271,361      15,305
Manor Care,  Inc. (a)               24,034         553
McKesson Corp.                      68,847       2,251
MedImmune, Inc. (a)                 60,040       1,584
Medtronic,  Inc.                   293,008      12,555
Merck & Co., Inc.                  548,039    $ 27,753
Pactiv Corp. (a)                    37,059         882
Pepsi Bottling Group, Inc.          68,948       2,124
PepsiCo, Inc.                      427,733      20,617
Pfizer, Inc.                     1,507,179      52,751
Pharmacia & Upjohn, Inc.           312,890      11,718
Philip Morris Cos., Inc.           517,575      22,608
Procter & Gamble Co.               314,396      28,076
Safeway, Inc. (a)                  116,944       3,414
Sara Lee Corp.                     193,065       3,985
Schering-Plough Corp.              357,381       8,792
Snap-On, Inc.                       13,386         397
St. Jude Medical,Inc. (a)           21,331       1,575
Stanley Works                       19,925         817
Stryker Corp.                       47,313       2,532
SYSCO Corp.                        163,221       4,443
Tenet Healthcare Corp. (a)          79,749       5,706
Tupperware Corp.                    13,477         280
Unilever NV ADR                    137,938       8,938
UnitedHealth Group,  Inc.           74,490       6,820
UST Corp.                           42,052       1,430
Watson Pharmaceuticals,
   Inc. (a)                         24,646         623
Wellpoint Health Networks,
   Inc. (a)                         34,432       2,679
Winn-Dixie Stores, Inc.             32,769         511
Wrigley Wm., Jr. Co.                54,272       3,004
Wyeth                              321,285      16,450
Zimmer Holdings, Inc. (a)           47,952       1,710
                                              --------
                                               476,594
                                              --------

CONSUMER DURABLES - 1.8%
AutoZone, Inc. (a)                  26,340       2,036
Avery Dennison Corp.                27,493       1,725
Best Buy Co. (a)                    78,060       2,834
Cooper Tire & Rubber Co.            16,974         349
Dana Corp.                          34,553         640
Danaher Corp.                       36,819       2,443
Delphi Corp.                       137,265       1,812
Eaton Corp.                         16,558       1,205
Ford Motor Co.                     437,571       7,001
General Motors Corp.               135,731       7,255
Genuine Parts Co.                   41,326       1,441

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2002 (UNAUDITED)

                                                  Market
                                                  Value
                                       Shares     (000)
                                       ------     -----
CONSUMER DURABLES - (CONTINUED)
Goodyear Tire & Rubber Co.            38,927    $    728
Harley-Davidson, Inc.                 73,202       3,753
Leggett & Platt, Inc.                 49,457       1,157
Maytag Corp.                          17,739         757
PACCAR, Inc.                          28,953       1,285
Pitney Bowes,  Inc.                   59,282       2,355
Visteon Corp.                         30,515         433
Whirlpool Corp.                       15,657       1,023
                                                --------
                                                  40,232
                                                --------

CONSUMER NON-DURABLES - 8.1%
Adolph Coors Co. Class B               8,737         544
Alberto Culver Co. Class B            13,182         630
Anheuser-Busch Cos., Inc.            212,033      10,602
Avon Products, Inc.                   57,217       2,989
Bed Bath & Beyond, Inc. (a)           70,390       2,657
Big Lots, Inc. (a)                    26,418         520
Brown-Forman Corp. Class B            15,955       1,101
Brunswick Corp.                       20,087         562
Circuit City Stores-Circuit
   City Group                         48,567         911
Dillard's, Inc. Class A               19,867         522
Dollar General Corp.                  84,496       1,608
Eastman Kodak Co.                     70,733       2,063
Family Dollar Stores, Inc.            41,146       1,450
Federated Department Stores,
   Inc. (a)                           48,702       1,934
Fortune Brands, Inc.                  35,651       1,997
Gap, Inc.                            209,055       2,969
Hasbro, Inc.                          40,201         545
Home Depot, Inc.                     568,361      20,876
International Flavors &
   Fragrances, Inc.                   22,316         725
JC Penney & Co., Inc.                 62,943       1,386
Jones Apparel Group, Inc. (a)         30,300       1,136
Kohl's Corp. (a)                      80,997       5,676
Limited Brands                       124,977       2,662
Liz Claiborne, Inc.                   24,374         775
Lowe's Cos.,  Inc.                   189,177       8,589
Mattel, Inc.                         105,405       2,222
May Department Stores Co.             69,082       2,275
Newell Rubbermaid, Inc.               63,658       2,232
NIKE,  Inc. Class B                   64,665       3,469
Nordstrom, Inc.                       31,217    $    707
Office Depot, Inc. (a)                75,717       1,272
Radioshack Corp.                      43,310       1,302
Reebok International, Ltd. (a)        13,536         399
Sears Roebuck & Co.                   76,109       4,133
Staples, Inc. (a)                    111,746       2,201
Starbucks Corp. (a)                   90,994       2,260
SuperValu, Inc.                       30,630         751
Target Corp.                         220,433       8,399
Tiffany & Co.                         34,087       1,200
TJX Cos., Inc.                       132,238       2,593
Toys"R" Us, Inc. (a)                  48,952         855
V.F. Corp.                            25,972       1,018
Wal-Mart Stores, Inc.              1,073,627      59,060
Walgreen Co.                         246,976       9,541
                                                --------
                                                 181,318
                                                --------

CONSUMER SERVICES - 1.8%
AMR Corp. (a)                         35,876         605
Apollo Group, Inc. (a)                41,300       1,628
Carnival Corp.                       141,723       3,924
Convergys Corp. (a)                   41,070         800
Darden Restaurants, Inc.              41,322       1,021
Delta Air Lines, Inc.                 28,749         575
Harrah's Entertainment,
   Inc. (a)                           27,275       1,210
Hilton Hotels Corp.                   92,727       1,289
Marriot International, Inc.
   Class A                            58,592       2,229
McDonald's Corp.                     307,764       8,756
Sabre Holdings Corp.
   Class A (a)                        34,561       1,237
Southwest Airlines Co.               188,946       3,053
Starwood Hotels & Resorts
   Worldwide, Inc. Class B            49,348       1,623
Walt Disney Co.                      492,552       9,309
Wendy's International, Inc.           26,486       1,055
Yum! Brands, Inc. (a)                 72,392       2,118
                                                --------
                                                  40,432
                                                --------
ELECTRICAL EQUIPMENT - 0.6%
American Power Conversion
   Corp. (a)                          44,656         564
CIENA Corp. (a)                      104,231         436

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2002 (UNAUDITED)

                                               Market
                                               Value
                                    Shares     (000)
                                    ------     -----

ELECTRICAL EQUIPMENT
-(CONTINUED)
Cooper Industries, Ltd.              21,808    $    857
Molex, Inc.                          47,011       1,576
Power-One, Inc. (a)                  18,092         112
Tektronix, Inc. (a)                  21,817         408
Texas Instruments, Inc.             418,651       9,922
Thomas & Betts Corp.                 13,522         251
                                               --------
                                                 14,126
                                               --------

ELECTRONICS - 1.4%
Agilent Technologies, Inc. (a)      114,350       2,704
Altera Corp. (a)                     93,527       1,271
Analog Devices, Inc. (a)             88,707       2,635
Applied Micro Circuits
   Corp. (a)                         70,116         331
Broadcom Corp. (a)                   62,666       1,098
JDS Uniphase Corp. (a)              338,835         901
KLA Tencor Corp. (a)                 45,605       2,004
Lexmark International Group,
   Inc. Class A (a)                  31,709       1,725
Linear Technology Corp.              76,134       2,392
Maxim Integrated Products,
   Inc. (a)                          77,940       2,987
Novellus Systems, Inc. (a)           34,158       1,161
NVIDIA Corp. (a)                     34,200         588
QLogic Corp. (a)                     23,710         903
QUALCOMM, Inc. (a)                  185,437       5,096
Sanmina-SCI Corp. (a)               124,231         783
Solectron Corp. (a)                 195,246       1,201
Teradyne, Inc. (a)                   44,477       1,045
Vitesse Semiconductor
   Corp. (a)                         54,643         169
Xilinx, Inc. (a)                     82,890       1,859
                                               --------
                                                 30,853
                                               --------

ENERGY - 7.8%
Amerada Hess Corp.                   21,445       1,769
Anadarko Petroleum Corp.             60,013       2,959
Apache Corp.                         34,149       1,963
Ashland, Inc.                        16,103         652
Baker Hughes, Inc.                   81,078       2,699
BJ Services Co. (a)                  37,400       1,267
Burlington Resources, Inc.           49,122       1,867
Calpine Corp. (a)                    94,921         667
ChevronTexaco Corp.                 257,681    $ 22,805
Conoco, Inc.                        153,763       4,275
Constellation Energy
   Group, Inc.                       38,171       1,120
Devon Energy Corp.                   38,137       1,879
El Paso Corp.                       139,807       2,881
EOG Resources, Inc.                  27,048       1,074
ExxonMobil Corp.                  1,636,889      66,982
Halliburton Co.                     104,642       1,668
Kerr-McGee Corp.                     25,114       1,345
Kinder Morgan, Inc.                  29,915       1,137
McDermott International,
   Inc. (a)                          14,330         116
Mirant Corp. (a)                     99,059         723
Nabors Industries, Ltd. (a)          34,223       1,208
Noble Corp. (a)                      31,274       1,207
Occidental Petroleum Corp.           90,230       2,706
Phillips Petroleum Co.               92,165       5,427
Progress Energy, Inc.                52,877       2,750
Rowan Cos., Inc.                     22,021         472
Royal Dutch Petroleum Co.
   ADR                              512,624      28,333
Schlumberger, Ltd.                  140,870       6,551
Sempra Energy                        50,080       1,108
Sunoco, Inc.                         19,548         697
Transocean, Inc.                     77,621       2,418
Unocal Corp.                         59,485       2,197
                                               --------
                                                174,922
                                               --------

FINANCE - 20.0%
ACE, Ltd.                            63,200       1,997
AFLAC, Inc.                         125,983       4,031
Allstate Corp.                      171,202       6,331
Ambac Financial Group, Inc.          26,434       1,776
American Express Co.                321,789      11,687
American International
   Group, Inc.                      630,603      43,026
AmSouth Bancorp                      86,402       1,934
AON Corp.                            65,127       1,920
Bank of America Corp.               372,397      26,202
Bank of New York Co., Inc.          176,075       5,942
Bank One Corp.                      284,617      10,952
BB&T Corp.                          115,951       4,476

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2002 (UNAUDITED)

                                               Market
                                               Value
                                  Shares        (000)
                                  ------        -----
FINANCE - (CONTINUED)
Bear Stearns Cos., Inc.              24,123    $  1,476
Capital One Financial Corp.          51,921       3,170
Charter One Financial, Inc.          55,046       1,892
Chubb Corp.                          41,188       2,916
CIGNA Corp.                          34,035       3,316
Cincinnati Financial Corp.           38,500       1,791
Citigroup, Inc.                   1,242,265      48,138
Comerica, Inc.                       42,521       2,611
Concord EFS, Inc. (a)               122,886       3,703
Conseco, Inc. (a)                    78,732         157
Countrywide Credit
   Industries, Inc.                  30,197       1,457
Equifax, Inc.                        37,330       1,008
Equity Office Properties Trust      101,200       3,046
Equity Residential                   64,600       1,857
Fannie Mae                          240,719      17,753
Federal Home Loan
   Mortgage Corp.                   167,755      10,267
Fifth Third Bancorp                 142,360       9,487
First Tennessee National
   Corp.                             30,500       1,168
Fiserv, Inc. (a)                     45,746       1,679
FleetBoston Financial Corp.         254,931       8,247
Franklin Resources, Inc.             64,323       2,743
Golden West Financial Corp.          38,075       2,619
Hartford Financial Services
   Group, Inc.                       59,200       3,521
Household International, Inc.       110,602       5,497
Huntington Bancshares, Inc.          58,483       1,135
J.P. Morgan Chase & Co.             481,681      16,339
Jefferson-Pilot Corp.                35,571       1,672
John Hancock Financial
   Services, Inc.                    72,300       2,545
KeyCorp                             102,715       2,804
Lehman Brothers Holdings,
   Inc.                              59,045       3,691
Lincoln National Corp.               45,839       1,925
Loews Corp.                          46,432       2,460
Marsh & McLennan Cos.,
   Inc.                              66,346       6,409
Marshall & Ilsley Corp.              53,600       1,658
MBIA, Inc.                           35,429       2,003
MBNA Corp.                          205,583    $  6,799
Mellon Financial Corp.              106,779       3,356
Merrill Lynch & Co., Inc.           208,689       8,452
MetLife, Inc.                       170,684       4,916
MGIC Investment Corp.                25,545       1,732
Moody's Corp.                        36,820       1,832
Morgan Stanley                      265,905      11,455
National City Corp.                 149,053       4,956
Northern Trust Corp.                 53,377       2,351
Paychex, Inc.                        90,640       2,835
PNC Financial Services
   Group, Inc.                       69,856       3,652
Progressive Corp.                    53,382       3,088
Providian Financial Corp.            66,619         392
Regions Financial Corp.              54,190       1,905
SAFECO Corp.                         29,898         922
Schwab (Charles) Corp.              329,552       3,691
Simon Property Group, Inc.           42,100       1,551
SLM Corp.                            37,915       3,674
SouthTrust Corp.                     83,110       2,171
St. Paul Cos., Inc.                  50,529       1,967
State Street Corp.                   78,526       3,510
Stilwell Financial, Inc.             52,759         960
SunTrust Banks, Inc.                 69,050       4,676
Synovus Financial Corp.              69,460       1,911
T. Rowe Price Group, Inc.            31,516       1,036
Torchmark Corp.                      29,351       1,121
U.S. Bancorp                        461,375      10,773
Union Planters Corp.                 51,150       1,656
UnumProvident Corp.                  57,812       1,471
Wachovia Corp.                      331,838      12,670
Washington Mutual, Inc.             235,175       8,727
Wells Fargo Co.                     413,881      20,719
XL Capital, Ltd. Class A             32,050       2,715
Zions Bancorp                        21,461       1,118
                                               --------
                                                447,194
                                               --------
GENERAL BUSINESS - 2.9%
American Greetings Corp.
   Class A                           14,874         248
Automatic Data Processing,
   Inc.                             149,674       6,518
Cendant Corp. (a)                   252,321       4,007

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2002 (UNAUDITED)

                                               Market
                                               Value
                                  Shares       (000)
                                  ------       -----
GENERAL BUSINESS - (CONTINUED)
Cintas Corp.                         40,428    $ 1,998
Clear Channel
   Communications, Inc. (a)         146,222      4,682
Comcast Corp.
   Special Class A (a)              228,515      5,446
Computer Sciences Corp. (a)          41,297      1,974
Deluxe Corp.                         16,507        642
Dow Jones & Co., Inc.                20,109        974
Ecolab, Inc.                         32,286      1,493
First Data Corp.                    186,630      6,943
Fluor Corp.                          18,495        720
Gannett Co., Inc.                    64,291      4,880
H&R Block, Inc.                      43,838      2,023
IMS Health, Inc.                     69,656      1,250
Interpublic Group Cos., Inc.         90,554      2,242
KB HOME                              12,957        667
Knight-Ridder, Inc.                  20,029      1,261
McGraw-Hill, Inc.                    47,186      2,817
Meredith Corp.                       11,604        445
New York Times Co. Class A           37,214      1,917
Omnicom Group, Inc.                  45,682      2,092
Quintiles Transnational
   Corp. (a)                         27,194        339
R.R. Donnelley & Sons Co.            27,342        753
Robert Half International,
   Inc. (a)                          44,608      1,039
TMP Worldwide, Inc. (a)              27,323        587
Tribune Co.                          72,021      3,133
Waste Management, Inc.              149,547      3,896
                                               -------
                                                64,986
                                               -------

SHELTER - 0.5%
Centex Corp.                         14,477        837
Georgia-Pacific Group                55,485      1,364
Louisiana Pacific Corp.              24,245        257
Masco Corp.                         117,074      3,174
Pulte Homes, Inc.                    13,701        787
Sherwin-Williams Co.                 36,292      1,086
Vulcan Materials Co.                 23,691      1,038
Weyerhaeuser Co.                     52,709      3,365
                                               -------
                                                11,908
                                               -------

TECHNOLOGY - 11.7%
Adobe Systems, Inc.                  58,886    $ 1,678
Advanced Micro Devices,
   Inc. (a)                          80,270        780
Apple Computer, Inc. (a)             85,419      1,513
Applera Corp. - Applied
   Biosystems Group                  49,340        962
Applied Materials, Inc. (a)         395,374      7,575
Autodesk, Inc.                       25,262        335
BMC Software, Inc. (a)               56,854        944
Cisco Systems, Inc. (a)           1,771,271     24,692
Citrix Systems, Inc. (a)             43,154        259
Computer Associates
   International, Inc.              142,959      2,272
Compuware Corp. (a)                  88,690        538
Dell Computer Corp. (a)             626,506     16,408
Electronic Data Systems
   Corp                             115,571      4,293
EMC Corp.                           536,282      4,049
Gateway, Inc. (a)                    75,376        335
Guidant Corp. (a)                    73,683      2,227
Hewlett-Packard Co.                 728,716     11,135
Honeywell International, Inc.       198,832      7,005
Intel Corp.                       1,617,570     29,553
International Business
   Machines Corp.                   414,205     29,823
International Game
   Technology (a)                    21,623      1,226
Intuit,Inc. (a)                      50,970      2,534
Jabil Circuit, Inc. (a)              48,799      1,030
LSI Logic Corp. (a)                  87,440        765
Mercury Interactive Corp. (a)        19,237        441
Micron Technology,  Inc. (a)        146,159      2,955
Microsoft Corp. (a)               1,307,056     71,496
National Semiconductor
   Corp. (a)                         42,018      1,226
NCR Corp. (a)                        22,549        780
Network Appliance,  Inc. (a)         81,108      1,007
Novell, Inc. (a)                     84,015        269
Oracle Corp. (a)                  1,325,409     12,552
Palm, Inc. (a)                      132,386        233
Parametric Technology
   Corp. (a)                         61,637        211

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2002 (UNAUDITED)

                                               Market
                                               Value
                                  Shares       (000)
                                  ------       -----
TECHNOLOGY - (CONTINUED)
PeopleSoft,Inc. (a)                  74,923    $  1,114
PerkinElmer, Inc.                    30,591         338
PMC-Sierra, Inc. (a)                 38,422         356
Rational Software Corp. (a)          45,500         374
Rockwell Automation, Inc.            42,687         853
Scientific-Atlanta, Inc.             38,021         625
Siebel Systems, Inc. (a)            112,632       1,600
Sun Microsystems,  Inc. (a)         785,269       3,926
Symbol Technologies, Inc.            52,800         449
Tellabs, Inc. (a)                    95,385         590
Textron, Inc.                        33,731       1,582
Thermo Electron Corp.                42,289         698
Unisys Corp. (a)                     83,014         747
VERITAS Software Corp. (a)           98,159       1,943
Xerox Corp.                         175,939       1,226
Yahoo!, Inc. (a)                    138,124       2,037
                                               --------
                                                261,559
                                               --------

TELECOMMUNICATIONS - 5.9%
ADC Telecommunications,
   Inc. (a)                         182,359         416
Andrew Corp. (a)                     18,974         283
AOL Time Warner, Inc. (a)         1,073,556      15,792
AT&T Corp.                          918,966       9,833
AT&T Wireless Services,
   Inc. (a)                         653,828       3,825
Avaya, Inc. (a)                      83,315         412
BellSouth Corp.                     452,393      14,250
CenturyTel, Inc.                     32,835         969
Citizens Communications
   Co. (a)                           66,542         556
Comverse Technology,
   Inc. (a)                          43,340         401
Lucent Technologies, Inc.           822,109       1,365
Motorola,  Inc.                     543,891       7,843
Nextel Communications, Inc.
   Class A (a)                      186,639         597
Nortel Networks Corp.               928,317       1,346
Qwest Communications
   International,Inc                408,435       1,144
SBC Communications, Inc.            808,079      24,646
Univision Communications, Inc.
   Class A (a)                       55,410       1,740
Verizon Communications,
   Inc                              658,297    $ 26,431
Viacom, Inc. Class B (a)            427,641      18,974
                                               --------
                                                130,823
                                               --------

TRANSPORTATION - 0.7%
Burlington Northern Santa Fe
   Corp                              95,081       2,852
CSX Corp.                            50,899       1,784
FedEx Corp.                          71,993       3,844
Navistar International Corp.         13,804         442
Norfolk Southern Corp.               91,854       2,148
Ryder Systems, Inc.                  13,165         357
Union Pacific Corp.                  60,015       3,798
                                               --------
                                                 15,225
                                               --------

UTILITIES - 2.9%
AES Corp. (a)                       129,842         704
Allegheny Energy, Inc.               29,155         751
Alltel Corp.                         75,156       3,532
Ameren Corp.                         32,757       1,409
American Electric Power Co.,
   Inc                               82,019       3,282
Cinergy Corp.                        41,749       1,503
CMS Energy Corp.                     30,738         338
Consolidated Edison, Inc.            51,867       2,165
Dominion Resources, Inc.             66,885       4,428
DTE Energy Co.                       38,371       1,713
Duke Energy Corp. NPV               201,979       6,282
Dynegy, Inc. Class A                 85,408         615
Edison International                 78,792       1,339
Entergy Corp.                        53,974       2,291
Exelon Corp.                         77,581       4,057
FirstEnergy Corp.                    71,857       2,399
FPL Group, Inc.                      43,508       2,610
KeySpan Corp.                        33,143       1,248
NICOR, Inc.                          10,544         482
NiSource, Inc.                       48,211       1,052
Peoples Energy Corp.                  7,899         288
PG&E Corp.                           92,345       1,652
Pinnacle West Capital Corp.          19,781         781
PPL Corp.                            35,441       1,172
Public Service Enterprise
   Group, Inc.                       49,671       2,151

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2002 (UNAUDITED)

                                                   Market
                                                   Value
                                  Shares           (000)
                                  ------           -----
UTILITIES - (CONTINUED)
Reliant Energy, Inc.               71,156        $ 1,203
Southern Co.                      167,737          4,596
Sprint Corp. (Fon Group)          218,591          2,319
Sprint Corp. (PCS Group) (a)      239,045          1,069
TECO Energy, Inc.                  33,300            824
TXU Corp.                          64,215          3,310
Williams Cos.,  Inc.              123,063            737
Xcel Energy, Inc.                  89,895          1,508
                                               ---------
                                                  63,810
                                               ---------

TOTAL COMMON STOCKS
(cost $2,282,380,073)                          2,194,148
                                               ---------

                                   Par
                                  Amount
                                  (000)
                                  ------
GOVERNMENT AND AGENCY
    SECURITIES - 0.2%
U.S. Treasury Bill (b)(c)
   1.68% due 09/12/02          $    3,810          3,797
                                              ----------

Total Government and
    Agency Securities
(cost $3,797,021)                                  3,797
                                              ----------



                                  Shares
                                  ------
SHORT TERM INVESTMENTS - 3.5%
AIM Short Term Investment
    Prime Portfolio               31,873      $   31,873
Money Market Obligations Trust         4               4
State Street Navigator
    Securities Lending Prime
    Portfolio (d)                 46,074          46,074
                                              ----------

TOTAL SHORT TERM INVESTMENTS
(cost $77,950,575)                                77,951
                                              ----------

TOTAL INVESTMENTS - 102.0%
 (cost $2,364,127,669)                        $2,275,896

OTHER ASSETS AND LIABILITIES
NET - (2.0)%                                     (43,572)
                                               ----------

NET ASSETS - 100%                              $2,232,324
                                               ==========



(a)      Non-income producing security.

(b) Held as collateral in connection with futures contracts purchased by the Portfolio.

(c)      Rate represents annualized yield at date of purchase.

(d) Security represents investment made with cash collateral received from securities loaned.

Abbreviations
ADR - American Depositary Receipt

SCHEDULE OF FUTURES CONTRACTS

                                     Number        Unrealized
                                       of         Depreciation
                                    Contracts        (000)
                                  -------------  -------------

S&P 500 Financial Futures
   Contracts Expiration date
   09/2002                          160           ($1,095)
                                                  -------
Total unrealized depreciation
   on open futures contracts
   purchased                                      ($1,095)
                                                  =======

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)
(Amounts in thousands)

ASSETS
Investments at market (identified cost $2,364,128)                                $  2,275,896
RECEIVABLES:
   Dividends and interest                                                                2,664
                                                                                  ------------
     Total assets                                                                    2,278,560

LIABILITIES
Payables:
   Due upon return of securities loaned                                46,075
   Management fees (Note 4)                                                85
   Daily variation margin on futures contracts                             76
                                                                 ------------
     Total liabilities                                                                  46,236
                                                                                  ------------
NET ASSETS                                                                        $  2,232,324
                                                                                  ============
COMPOSITION OF NET ASSETS
Paid-in capital                                                                   $  2,321,651
Net unrealized depreciation on investments
   and futures contracts                                                               (89,327)
                                                                                  ------------
NET ASSETS                                                                        $  2,232,324
                                                                                  ============

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2002 (UNAUDITED)
(Amounts in thousands)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $108)                            $  17,438
   Interest                                                                           650
                                                                                ---------
     Total Investment Income                                                       18,088

EXPENSES
   Management fees (Note 4)                                     $     560
                                                                ---------
     Total Expenses                                                                   560
                                                                                ---------
NET INVESTMENT INCOME                                                              17,528
                                                                                ---------

REALIZED AND UNREALIZED LOSS
Net realized loss on:
   Investments and foreign currency transactions                     (266)
   Futures contracts                                               (5,903)
                                                                ---------
                                                                                   (6,169)

Net change in unrealized depreciation on:
   Investments and foreign currency transactions                 (351,933)
   Futures contracts                                               (2,319)
                                                                ---------
                                                                                 (354,252)
                                                                                ---------
Net realized and unrealized loss                                                $(360,421)
                                                                                ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                             (342,893)
                                                                                =========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                                         For the Period
                                                                             Ended              For the Year
INCREASE (DECREASE) IN NET ASSETS FROM:                                   June 30, 2002            Ended
                                                                           (Unaudited)        December 31, 2001
                                                                        ----------------      -----------------
OPERATIONS
   Net investment income                                                  $    17,528           $    37,168
   Net realized loss                                                           (6,169)             (147,731)
   Net change in unrealized depreciation                                     (354,252)             (262,328)
                                                                        ----------------      ----------------
       Net decrease in net assets resulting from operations                  (342,893)             (368,891)
                                                                        ----------------      ----------------
CAPITAL TRANSACTIONS
   Proceeds from contributions                                                314,536               720,722
   Fair value of withdrawals                                                 (431,617)             (616,804)
                                                                        ----------------      ----------------
       Net increase (decrease) in net assets from capital transactions       (117,081)              103,918
                                                                        ----------------      ----------------
TOTAL NET DECREASE IN NET ASSETS                                             (459,974)             (264,973)

NET ASSETS
Beginning of period                                                         2,692,298             2,957,721
                                                                        ----------------      ----------------
End of period                                                             $ 2,232,324           $ 2,692,298
                                                                        ================      ================


                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
The following table includes selected supplemental data and ratios to average net assets:

                                                                         For the Period     For the         For the
                                                                            Ended             Year             Year
                                                                            6/30/02           Ended            Ended
                                                                          (Unaudited)       12/31/01       12/31/00*
                                                                          -----------       --------       ---------
SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period (in thousands)                             $2,232,324        $2,692,298     $2,957,271
    Ratios to average net assets:
     Operating expenses                                                       0.045%+           0.045%         0.045%+
     Net investment income                                                     1.41%+            1.34%          1.14%+
    Portfolio turnover rate                                                       5%++             14%            18%++
    Total return (a)                                                         (13.19%)++        (11.94%)        (2.41%)++

---------

*        The Portfolio commenced operations on March 1, 2000.

+        Annualized

++       Not Annualized

(a) Results represent past performance and are not indicative of future results.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)


1. ORGANIZATION

The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At June 30, 2002, only State Street MSCI(R) EAFE(R) Index Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. The Declaration of the Trust permits the Board of Trustees to issue an unlimited number of shares of beneficial interest.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security.

The Portfolio may value securities for which market quotations are not readily available at "air value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)


All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's average net assets.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio.
Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

FUTURES: The Portfolio may enter into financial futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio is required to segregate securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

SECURITIES LENDING: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street.

The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At June 30, 2002, the value of the securities loaned amounted to $43,228,353. The loans were collateralized with cash of $46,074,440, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)


3. SECURITIES TRANSACTIONS

For the period ended June 30, 2002, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $163,349,285 and $117,177,351, respectively. The aggregate gross unrealized appreciation and depreciation were $323,781,122 and $412,013,239, respectively, as of June 30, 2002.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses), SSgA receives a management fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

26
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